Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 436,780	$ 188,978	$ 93,445
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,812,500	1,609,575	1,968,107
Debt issued by Dermavant to NovaQuest	168,200	150,100	89,100
Liability instruments measured at fair value	75,284	67,893	102,373
Total liabilities at fair value	243,484	217,993	191,473
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	1,494,568	1,533,538	1,945,045
Liability instruments measured at fair value	30,599
Total liabilities at fair value	30,599
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	97,957	76,037	23,062
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	219,975
Debt issued by Dermavant to NovaQuest	168,200	150,100	89,100
Liability instruments measured at fair value	44,685	67,893	102,373
Total liabilities at fair value	212,885	217,993	191,473
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,375,720	1,420,597	1,874,662
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	1,375,720	1,420,597	1,874,662
Other Investment [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	9,837	11,129	8,880
Other Investment [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	9,837	11,129	8,880
Sio Gene Therapies Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	40,300	48,500	45,300
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	40,313	48,487	45,329
Sio Gene Therapies Inc [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	40,313	48,487	45,329
Arbutus Biopharma Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	166,700	129,400	39,200
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	68,698	53,325	16,174
Arbutus Biopharma Corporation [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	68,698	53,325	16,174
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	97,957	76,037	23,062
Arbutus Biopharma Corporation [Member] | Convertible Preferred Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	97,957	$ 76,037	$ 23,062
Datavant [Member] | Common Stock [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	219,975
Datavant [Member] | Common Stock [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	$ 219,975